                                                             INSTITUTIONAL FUNDS

                       FRANK RUSSELL INVESTMENT COMPANY
                        SUPPLEMENT DATED APRIL 17, 1998
                      TO THE PROSPECTUS DATED MAY 1, 1997
                     AS AMENDED THROUGH DECEMBER 15, 1997
                   AS SUPPLEMENTED THROUGH FEBRUARY 25, 1998

Effective immediately, the Paragraph entitled "Schneider Capital Management" under MONEY MANAGER PROFILES-EQUITY I FUND is revised in its entirety to read as follows:

Schneider Capital Management, 460 E. Swedesford Road, Suite 1080, Wayne, PA 19087, is an SEC registered investment adviser owned by Arnold Schneider. In response to an action brought by partners of Wellington Management Company LLP ("Wellington") on December 13, 1996 to enforce a non-compete provision of its partnership agreement, a judge of the Middlesex County Superior Court in the Commonwealth of Massachusetts issued an order on February 17, 1998 enjoining Mr. Schneider from providing investment advisory services to certain former clients of Wellington. Though not a party to that litigation, the Trust would have been affected by that order. On April 7, 1998 the Trust joined a suit brought by its investment manager and certain other persons in the United States District Court for the Eastern District of Pennsylvania. On April 13, 1998, that Court issued a preliminary injunction restraining Wellington from enforcing the non-compete provision in its partnership agreement against Mr. Schneider.

                                                                   CLASS C FUNDS

                       FRANK RUSSELL INVESTMENT COMPANY
                        SUPPLEMENT DATED APRIL 17, 1998
                      TO THE PROSPECTUS DATED MAY 1, 1997
                            AS REVISED JUNE 1, 1997
                   AS SUPPLEMENTED THROUGH FEBRUARY 25, 1998

Effective immediately, the Paragraph entitled "Schneider Capital Management" under MONEY MANAGER PROFILES-DIVERSIFIED EQUITY FUND is revised in its entirety to read as follows:

Schneider Capital Management, 460 E. Swedesford Road, Suite 1080, Wayne, PA 19087, is an SEC registered investment adviser owned by Arnold Schneider. In response to an action brought by partners of Wellington Management Company LLP ("Wellington") on December 13, 1996 to enforce a non-compete provision of its partnership agreement, a judge of the Middlesex County Superior Court in the Commonwealth of Massachusetts issued an order on February 17, 1998 enjoining Mr. Schneider from providing investment advisory services to certain former clients of Wellington. Though not a party to that litigation, the Trust would have been affected by that order. On April 7, 1998 the Trust joined a suit brought by its investment manager and certain other persons in the United States District Court for the Eastern District of Pennsylvania. On April 13, 1998, that Court issued a preliminary injunction restraining Wellington from enforcing the non-compete provision in its partnership agreement against Mr. Schneider.

                                                                   CLASS S FUNDS

                       FRANK RUSSELL INVESTMENT COMPANY
                        SUPPLEMENT DATED APRIL 17, 1998
                      TO THE PROSPECTUS DATED MAY 1, 1997
                     AS AMENDED THROUGH DECEMBER 15, 1997
                   AS SUPPLEMENTED THROUGH FEBRUARY 25, 1998

Effective immediately, the Paragraph entitled "Schneider Capital Management" under MONEY MANAGER PROFILES-DIVERSIFIED EQUITY FUND is revised to read as follows:

Schneider Capital Management, 460 E. Swedesford Road, Suite 1080, Wayne, PA 19087, is an SEC registered investment adviser owned by Arnold Schneider. In response to an action brought by partners of Wellington Management Company LLP ("Wellington") on December 13, 1996 to enforce a non-compete provision of its partnership agreement, a judge of the Middlesex County Superior Court in the Commonwealth of Massachusetts issued an order on February 17, 1998 enjoining Mr. Schneider from providing investment advisory services to certain former clients of Wellington. Though not a party to that litigation, the Trust would have been affected by that order. On April 7, 1998 the Trust joined a suit brought by its investment manager and certain other persons in the United States District Court for the Eastern District of Pennsylvania. On April 13, 1998, that Court issued a preliminary injunction restraining Wellington from enforcing the non-compete provision in its partnership agreement against Mr. Schneider.

                                              LIFEPOINTS FUNDS-CLASS D & CLASS E

                       FRANK RUSSELL INVESTMENT COMPANY
                        SUPPLEMENT DATED APRIL 17, 1998
                    TO THE PROSPECTUS DATED AUGUST 18, 1997
                     AS AMENDED THROUGH DECEMBER 15, 1998
                   AS SUPPLEMENTED THROUGH FEBRUARY 25, 1998

Effective immediately, the Paragraph entitled "Schneider Capital Management" under MONEY MANAGER PROFILES-DIVERSIFIED EQUITY FUND is revised in its entirety to read as follows:

Schneider Capital Management, 460 E. Swedesford Road, Suite 1080, Wayne, PA 19087, is an SEC registered investment adviser owned by Arnold Schneider. In response to an action brought by partners of Wellington Management Company LLP ("Wellington") on December 13, 1996 to enforce a non-compete provision of its partnership agreement, a judge of the Middlesex County Superior Court in the Commonwealth of Massachusetts issued an order on February 17, 1998 enjoining Mr. Schneider from providing investment advisory services to certain former clients of Wellington. Though not a party to that litigation, the Trust would have been affected by that order. On April 7, 1998 the Trust joined a suit brought by its investment manager and certain other persons in the United States District Court for the Eastern District of Pennsylvania. On April 13, 1998, that Court issued a preliminary injunction restraining Wellington from enforcing the non-compete provision in its partnership agreement against Mr. Schneider.